Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
7.
Income Taxes

Corporate Income Tax

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Net deferred income tax assets	17,636	13,385
Net deferred income tax liabilities	204	169

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Net deferred income tax assets:
Unearned revenues	6,305	3,022
Lease liability over ROU assets under IFRS 16	3,693	581
Unamortized past service pension costs	3,229	3,364
Accumulated provision for expected credit losses	2,814	2,920
Unrealized foreign exchange gains	1,509	403
Pension and other employee benefits	1,304	3,590
Accumulated write-down of inventories to net realizable values	544	662
Derivative financial instruments	248	(30)
NOLCO	165	10
Fixed asset impairment/depreciation due to shortened life of property and equipment	115	79
Excess MCIT over RCIT	103	1
Taxes and duties capitalized	(129)	(141)
Customer list and trademark	(197)	129
Capitalized charges and others	(2,067)	(1,205)
Total deferred income tax assets – net	17,636	13,385
Net deferred income tax liabilities:
Investment property	240	241
Unrealized foreign exchange gains	10	5
Others	(46)	(77)
Total deferred income tax liabilities	204	169

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Net deferred income tax assets – balances at beginning of the year	13,385	19,556
Net deferred income tax liabilities – balances at beginning of the year	(169)	(726)
Net balances at beginning of the year	13,216	18,830
Benefit from (provision for) deferred income tax	4,175	(2,348)
Movement charged directly to other comprehensive loss	(148)	(3,239)
Others	189	(27)
Net balances at end of the year	17,432	13,216
Net deferred income tax assets – balances at end of the year	17,636	13,385
Net deferred income tax liabilities – balances at end of the year	(204)	(169)

The impact of the change in tax rates in our deferred income tax assets and liabilities under the CREATE law is included in the deferred income tax assets charged directly to other comprehensive income and provision for deferred income tax.

The analysis of our consolidated net deferred income tax assets as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	15,336	10,127
Deferred income tax assets to be recovered within 12 months	2,300	3,258
	17,636	13,385

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(221)	(173)
Deferred income tax liabilities to be settled within 12 months	17	4
Net deferred income tax liabilities	(204)	(169)

Provision for (benefit from) income tax for the years ended December 31, 2022, 2021 and 2020 consist of:

	2022	2021	2020
		(in million pesos)
Current	6,949	5,130	4,452
Deferred (Note 3)	(4,175)	2,348	3,989
	2,774	7,478	8,441

The impact of the application of MCIT amounting to Php5 million, Php2 million and Php1,426 million for the years ended December 31, 2022, 2021 and 2020, respectively, was considered in the provisions for current and deferred income taxes.

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Provision for income tax at the applicable statutory tax rate	3,377	8,538	9,906
Tax effects of:
Equity share in net loss (income) of associates and joint ventures	427	(284)	(20)
Nondeductible expenses	145	558	144
Loss (income) not subject to income tax	16	(50)	(27)
NOLCO/MCIT expiration	3	248	352
Tax adjustment due to CREATE	—	94	—
Special deductible items and income subject to lower tax rate	(141)	(204)	(537)
Income subject to final tax	(185)	(186)	(189)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(765)	(610)	(426)
Net movement in unrecognized deferred income tax assets and other adjustments	(103)	(626)	(762)
Actual provision for income tax	2,774	7,478	8,441

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Fixed asset impairment	1,271	1,286
Accumulated provision for expected credit losses	1,042	963
NOLCO	592	327
Pension and other employee benefits	101	75
Lease liability over ROU assets under IFRS 16	38	19
Unearned revenues	16	21
Excess MCIT over RCIT	15	22
Accumulated write-down of inventories to net realizable values	13	13
Interest on subordinated shareholder advances	—	(4)
Unrealized foreign exchange losses	(25)	28
Provisions	(114)	787
	2,949	3,537
Unrecognized deferred income tax assets	748	901

DMPI and ePLDT availed of the OSD method in computing their taxable income. This assessment is based on projected taxable profits at a level where it is favorable to use OSD method. These companies are also expected to avail of the OSD method in the foreseeable future. Thus, certain deferred income tax assets of DMPI and ePLDT amounting to Php135 million and Php201 million as at December 31, 2022 and 2021, respectively, were not recognized.

Our consolidated deferred income tax assets have been recorded to the extent that such consolidated deferred income tax assets are expected to be utilized against sufficient future taxable profit. Deferred income tax assets shown in the preceding table were not recognized as we believe that future taxable profit will not be sufficient to realize these deductible temporary differences and carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO in the future.

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2022 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2020	December 31, 2023	14	—
December 31, 2020	December 31, 2025	—	—
December 31, 2021	December 31, 2024	1	—
December 31, 2021	December 31, 2026	—	81
December 31, 2022	December 31, 2025	103	1,016
		118	1,097
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	155
		118	1,252
Consolidated tax benefits		118	313
Consolidated unrecognized deferred income tax assets		(15)	(148)
Consolidated recognized deferred income tax assets		103	165

The excess MCIT totaling Php118 million as at December 31, 2022 can be deducted against future RCIT liability. The excess MCIT that was deducted against RCIT amounted to Php5 million, Php2 million and Php1,426 million for the years ended December 31, 2022, 2021 and 2020, respectively. The amount of expired MCIT amounted to Php3 million, nil and Php1 million for the years ended December 31, 2022, 2021 and 2020, respectively.

NOLCO totaling Php1,252 million as at December 31, 2022 can be claimed as deduction against future taxable income. The NOLCO claimed as deduction against taxable income amounted to Php42 million, Php556 million and Php2,109 million for the years ended December 31, 2022, 2021 and 2020, respectively. The amount of expired NOLCO amounted to Php225 thousand, Php990 million and 1,170 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Republic Act No. 11494 Bayanihan to Recover as One Act, or Bayanihan II

Republic Act No. 11494, otherwise known as the Bayanihan to Recover as One Act, or Bayanihan II, was signed by the President on September 11, 2020. It contains the government’s second wave of relief measures to address the health and economic crises stemming from the COVID-19 outbreak.

As part of mitigating the costs and losses stemming from the disruption of economic activities, Bayanihan II extends the carry-over of the NOLCO incurred in 2021 to 2022 as deductions from gross income for the next five consecutive taxable years immediately following the year of the loss. Hence, the carry-over period for the expiration of NOLCO incurred in 2021 and 2022 amounting to Php81 million and Php1,016 million, respectively, has been extended to five years from the previous three years.

Registration with Clark Special Economic Zone

ClarkTel is registered with Clark Special Economic Zone, or Economic Zones, under Republic Act No. 7227 otherwise known as the Bases Conversion and Development Act of 1992. As registrant, ClarkTel is entitled to all the rights, privileges and benefits established thereunder including tax and duty-free importation of capital equipment and a special income tax rate of 5% of gross income, as defined in Republic Act No. 7227.

Our consolidated income derived from non-registered activities within the Economic Zones is subject to the RCIT rate at the end of the reporting period. See Note 20 – Equity